UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	December 31, 2001
Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):	[  ]  is a restatement.
							[  ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Pope Asset Management LLC
Address:	4646 Poplar Ave, Suite 344
		Memphis, TN  38117
Form 13F File Number:	28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:				Debra McAdoo
Title:			Chief Operating Officer/Compliance Officer
Phone:			901-763-4001
Signature, 			Place, 				Date of Signing:
Debra McAdoo		Memphis, Tennessee		2/05/02

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	90
Form 13F Information Table Value Total:	102657

List of Other Included Managers:		None

FORM 13F INFORMATION TABLE







VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE (x$1000)
SHARES/PRN AMT
SH/PRN
PUT/CALL
INVSTMT DSCRETN
OTHER MNGRS
SOLE
SHRD
NONE
Abbott Laboratories
Common
002824100
505
9050
SH

Sole
None
9050
0
0
Akai Hldgs Ltd Ord
Common
G0116L107
44
10679200
SH

Sole
None
10679200
0
0
American Home Products Corp
Common
026609107
345
5616
SH

Sole
None
5616
0
0
American International Group
Common
026874107
1411
17707
SH

Sole
None
17707
0
0
American Medical Security Group
Common
029595105
813
65334
SH

Sole
None
65334
0
0
American Mineral Fields Inc
Common
023925100
5
19000
SH

Sole
None
19000
0
0
AmSouth Bancorporation
Common
032165102
3092
163369
SH

Sole
None
163369
0
0
AT&T
Common
001957109
1024
56467
SH

Sole
None
56467
0
0
Avery Dennison Corp Delaware
Common
053611109
339
6000
SH

Sole
None
6000
0
0
Bank Of America Corp
Common
060505104
209
3318
SH

Sole
None
3318
0
0
Bell South Corp
Common
079860102
249
6539
SH

Sole
None
6539
0
0
Berkshire Hathaway Inc Del
Class A
084670108
227
3
SH

Sole
None
3
0
0
Blackrock Mun Targetterm Tr Inc
Common
09247M402
550
22
SH

Sole
None
22
0
0
Bp Amoco Plc Spon Adr
Sponsored ADR
055622104
295
6352
SH

Sole
None
6352
0
0
Carramerica Realty Corp 8.57%
Series B Pfd
144418209
637
26000
SH

Sole
None
26000
0
0
Chevrontexaco Corp
Common
166764100
1022
11401
SH

Sole
None
11401
0
0
Cisco Systems Inc.
Common
17275R102
721
39800
SH

Sole
None
39800
0
0
Citigroup, Inc. Common
Common
172967101
11529
228386
SH

Sole
None
228386
0
0
Clear Channel Communications
Common
184502102
1655
32500
SH

Sole
None
32500
0
0
Cobalt
Common
19074W100
280
43834
SH

Sole
None
43834
0
0
Coca Cola Corporation
Common
191216100
324
6880
SH

Sole
None
6880
0
0
Colgate-Palmolive
Common
194162103
323
5600
SH

Sole
None
5600
0
0
Compucredit Corp.
Common
20478N100
2152
183000
SH

Sole
None
183000
0
0
Conoco Inc Common   New
Common
208251504
306
10808
SH

Sole
None
10808
0
0
Delta Airlines
Common
247361108
3557
121580
SH

Sole
None
121580
0
0
Dole Foods
Common
256605106
3917
146000
SH

Sole
None
146000
0
0
Du Pont E I De Nemours & Co
Common
263534109
218
5136
SH

Sole
None
5136
0
0
El Paso Corp
Common
28336L109
848
19000
SH

Sole
None
19000
0
0
EMC Corp Mass
Common
268648102
456
33900
SH

Sole
None
33900
0
0
Emc Jan 65 100 Emc+3 Mcdta+$
Call
2686489AM
13
1000
SH
Call
Sole
None
1000
0
0
Emc Jan 70 100 Emc+3 Mcdta+$
Call
2686489AN
280
20800
SH
Call
Sole
None
20800
0
0
Emc Jan 75 100 Emc+3 Mcdta+$
Call
2686489AO
293
21800
SH
Call
Sole
None
21800
0
0
Emerson Electric Co
Common
291011104
251
4400
SH

Sole
None
4400
0
0
Energy Developments Ltd
Common
Q3510X106
103
30000
SH

Sole
None
30000
0
0
Enron Corp
Common
293561106
76
125600
SH

Sole
None
125600
0
0
Esc Seagate Technology
Common
811804988
0
79700
SH

Sole
None
79700
0
0
Exxon Mobil Corporation
Common
30231G102
719
18304
SH

Sole
None
18304
0
0
Fomento Economico Mexico ADR
Sponsored ADR
344419106
207
6000
SH

Sole
None
6000
0
0
Freeport-Mcmoran Copper & Gold
Preferred
35671D865
713
83800
SH

Sole
None
83800
0
0
General Electric
Common
369604103
2252
56196
SH

Sole
None
56196
0
0
General Motors Class H
Class H
370442832
2759
178616
SH

Sole
None
178616
0
0
Grupo Televisa SA
Common
40049J206
216
5000
SH

Sole
None
5000
0
0
Hanover Direct
Common
410783104
191
516000
SH

Sole
None
516000
0
0
Hibernia Corp Cl A
Class A
428656102
374
21000
SH

Sole
None
21000
0
0
Home Depot Inc.
Common
437076102
268
5250
SH

Sole
None
5250
0
0
Industrias Penoles Sa De Cv Pr
Common
P55409141
752
733700
SH

Sole
None
733700
0
0
Intel Corp.
Common
458140100
346
11000
SH

Sole
None
11000
0
0
International Business Machine
Common
459200101
2268
18752
SH

Sole
None
18752
0
0
Intrawest Corporation
Common
460915200
8663
495000
SH

Sole
None
495000
0
0
Johnson & Johnson
Common
478160104
570
9638
SH

Sole
None
9638
0
0
Kerry Group Plc
Common
G52416107
2976
243200
SH

Sole
None
243200
0
0
Lamar Advertising Cocl A
Class A
512815101
212
5000
SH

Sole
None
5000
0
0
Merck & Co.
Common
589331107
2134
36300
SH

Sole
None
36300
0
0
Micron Tech Jan 115 (Leap 2003)
Call
5951139AC
124
4000
SH
Call
Sole
None
4000
0
0
Micron Tech Jan 60 (Leap 2003)
Call
5951139AL
992
32000
SH
Call
Sole
None
32000
0
0
Micron Tech Jan 70 (Leap 2003)
Call
5951149AN
1624
52400
SH
Call
Sole
None
52400
0
0
Micron Technology
Common
595112103
3019
97400
SH

Sole
None
97400
0
0
Microsoft Corp
Common
594918104
455
6872
SH

Sole
None
6872
0
0
Morgan J P & Co Inc
Common
616880100
309
8510
SH

Sole
None
8510
0
0
Morgan Stanley Dean Witter & Co
Common
617446448
369
6600
SH

Sole
None
6600
0
0
Murphy Oil Corp
Common
626717102
242
2878
SH

Sole
None
2878
0
0
Nippon Telegraph & Telephone
Common
654624105
369
22800
SH

Sole
None
22800
0
0
Orkla A/S Nok25 Ser A
Series A
R67787102
542
32240
SH

Sole
None
32240
0
0
Parkway Properties Inc
Common
70159Q104
533
16050
SH

Sole
None
16050
0
0
Petrochina
Common
71646E100
7265
408150
SH

Sole
None
408150
0
0
Pfizer Inc.
Common
717081103
443
11122
SH

Sole
None
11122
0
0
Phillip Morris Companies Inc.
Common
718154107
252
5500
SH

Sole
None
5500
0
0
Plum Creek Timber Coinc
Unit
729251108
311
10960
SH

Sole
None
10960
0
0
Regent Comm Inc Del
Common
758865109
270
40000
SH

Sole
None
40000
0
0
Sabine Royalty Tr Unit Ben Int
Unit Ben Int
785688102
710
32552
SH

Sole
None
32552
0
0
Sabre Group Holdings Class A
Class A
785905100
458
10813
SH

Sole
None
10813
0
0
Saks Inc
Common
79377W108
189
20227
SH

Sole
None
20227
0
0
SAP AG DEM5
Common
D66992104
393
3030
SH

Sole
None
3030
0
0
Sealed Air Corp.
Common
81211K100
436
10693
SH

Sole
None
10693
0
0
Signet Group Plc Spons Adr
Sponsored ADR
82668L872
446
11000
SH

Sole
None
11000
0
0
Sinclair Broadcast Mar 7-1/2
Call
8292269CU
28
3000
SH
Call
Sole
None
3000
0
0
SpatiaLight, Inc.
Common
847248101
2585
369295
SH

Sole
None
369295
0
0
Sun Microsystems Inc.
Common
866810104
625
50800
SH

Sole
None
50800
0
0
Swisscom American Depositary
Sponsored ADR
871013108
777
28000
SH

Sole
None
28000
0
0
Tci Pacific Commun Inc SR Cum
Preferred
872294202
946
7450
SH

Sole
None
7450
0
0
Teppco Partners Limited Partners
Unit Ltd Partn
872384102
240
8000
SH

Sole
None
8000
0
0
The Mony Group Inc.
Common
615337102
7783
225150
SH

Sole
None
225150
0
0
Timberwest Fst Corp Stapled Ut
Unit
887147205
245
30000
SH

Sole
None
30000
0
0
Trustmark Corp
Common
898402102
2259
93246
SH

Sole
None
93246
0
0
U S A Networks Inc
Common
902984103
273
10000
SH

Sole
None
10000
0
0
Union Planters Corp
Common
908068109
235
5206
SH

Sole
None
5206
0
0
United Technologies Corp
Common
913017109
513
7932
SH

Sole
None
7932
0
0
Walgreens
Common
931422109
361
10734
SH

Sole
None
10734
0
0
Wal-Mart Stores Inc
Common
931142103
340
5900
SH

Sole
None
5900
0
0
Waste Management Inc
Common
94106L109
2007
62900
SH

Sole
None
62900
0
0